VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—81.2%
Communication Services—12.3%
Banijay Entertainment SASU 144A 5.375%, 3/1/25(1)	$ 3,022	$ 2,962
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	9,640	9,363
CSC Holdings LLC 5.250%, 6/1/24	5,890	5,478
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	11,250	10,188
DISH DBS Corp. 144A 5.250%, 12/1/26(1)	12,350	9,907
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	5,135	4,381
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	12,950	9,532
Radiate Holdco LLC 144A 4.500%, 9/15/26(1)	7,285	5,808
Summer BC Bidco B LLC 144A 5.500%, 10/31/26(1)	5,054	4,245
Townsquare Media, Inc. 144A 6.875%, 2/1/26(1)	4	4
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	5,578	5,391
		67,259

Consumer Discretionary—11.7%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	5,945	5,917
CCM Merger, Inc. 144A 6.375%, 5/1/26(1)	900	873
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	3,420	3,382
Clarios Global LP
144A 6.750%, 5/15/25(1)	720	720
144A 6.750%, 5/15/28(1)	350	349
eG Global Finance plc
144A 6.750%, 2/7/25(1)	6,250	6,070
144A 8.500%, 10/30/25(1)	6,104	5,923
Ford Motor Credit Co. LLC
6.950%, 3/6/26	1,000	1,005
7.350%, 11/4/27	6,310	6,443
6.800%, 5/12/28	600	601
Gates Global LLC 144A 6.250%, 1/15/26(1)	5,873	5,779
Goodyear Tire & Rubber Co. (The) 9.500%, 5/31/25	2,200	2,250
Hilton Worldwide Finance LLC 4.875%, 4/1/27	2,165	2,100
	Par Value	Value

Consumer Discretionary—continued
Newell Brands, Inc. 6.375%, 9/15/27	$ 3,460	$ 3,313
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	5,000	4,654
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	177	189
Sally Holdings LLC 5.625%, 12/1/25	3,534	3,485
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	4,150	4,128
SeaWorld Parks & Entertainment, Inc. 144A 8.750%, 5/1/25(1)	3,500	3,544
Six Flags Theme Parks, Inc. 144A 7.000%, 7/1/25(1)	3,526	3,544
		64,269

Consumer Staples—2.1%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(1)	2,927	2,932
Energizer Holdings, Inc. 144A 6.500%, 12/31/27(1)	5,500	5,288
Spectrum Brands, Inc. 5.750%, 7/15/25	3,099	3,097
		11,317

Energy—13.2%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	5,000	4,994
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	2,375	2,330
Civitas Resources, Inc. 144A 8.375%, 7/1/28(1)	2,085	2,109
Cloud Peak Energy Resources LLC PIK 12.000%, 5/1/25(2)	2,593	2,351
CVR Energy, Inc. 144A 5.250%, 2/15/25(1)	12,594	12,142
Delek Logistics Partners LP 144A 7.125%, 6/1/28(1)	2,000	1,853
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	2,937	2,905
144A 7.500%, 6/1/27(1)	950	959
Hess Midstream Operations LP 144A 5.625%, 2/15/26(1)	3,000	2,951
Hilcorp Energy I LP 144A 6.000%, 4/15/30(1)	3,500	3,187
	Par Value	Value

Energy—continued
Holly Energy Partners LP 144A 6.375%, 4/15/27(1)	$ 3,675	$ 3,630
New Fortress Energy, Inc. 144A 6.750%, 9/15/25(1)	6,500	6,097
NuStar Logistics LP 5.750%, 10/1/25	5,200	5,070
PBF Holding Co. LLC 7.250%, 6/15/25	14,000	13,976
SM Energy Co. 5.625%, 6/1/25	5,000	4,886
Targa Resources Partners LP 6.500%, 7/15/27	3,000	2,978
		72,418

Financials—7.3%
Albion Financing 2 S.a.r.l. 144A 8.750%, 4/15/27(1)	4,000	3,697
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	4,500	4,463
Blackstone Mortgage Trust, Inc. 144A 3.750%, 1/15/27(1)	3,000	2,515
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	7,500	6,640
LD Holdings Group LLC 144A 6.500%, 11/1/25(1)	5,025	3,965
PennyMac Financial Services, Inc. 144A 5.375%, 10/15/25(1)	2,750	2,598
SLM Corp. 4.200%, 10/29/25	8,950	8,315
Starwood Property Trust, Inc. 144A 3.750%, 12/31/24(1)	900	844
United Wholesale Mortgage LLC 144A 5.500%, 11/15/25(1)	7,200	6,851
		39,888

Health Care—5.9%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	9,875	8,073
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	3,500	3,168
HCA, Inc. 5.375%, 2/1/25	1,500	1,487
Medline Borrower LP 144A 5.250%, 10/1/29(1)	5,705	4,950
RP Escrow Issuer LLC 144A 5.250%, 12/15/25(1)	3,400	2,508
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
Select Medical Corp. 144A 6.250%, 8/15/26(1)	$ 6,000	$ 5,897
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	1,819	1,799
7.125%, 1/31/25	3,700	3,723
7.875%, 9/15/29	825	847
		32,452

Industrials—14.6%
Brink’s Co. (The) 144A 5.500%, 7/15/25(1)	5,000	4,941
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	170	173
Fly Leasing Ltd. 144A 7.000%, 10/15/24(1)	10,990	9,770
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	7,792	7,676
Global Aircraft Leasing Co. Ltd. PIK 144A 6.500%, 9/15/24(1)(3)	8,627	7,897
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	7,560	7,579
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	3,535	3,245
Prime Security Services Borrower LLC 144A 5.250%, 4/15/24(1)	4,800	4,760
Shift4 Payments LLC 144A 4.625%, 11/1/26(1)	12,250	11,488
TransDigm, Inc.
144A 6.750%, 8/15/28(1)	1,500	1,506
5.500%, 11/15/27	5,200	4,905
Uber Technologies, Inc. 144A 8.000%, 11/1/26(1)	10,459	10,659
WESCO Distribution, Inc. 144A 7.125%, 6/15/25(1)	5,000	5,053
		79,652

Information Technology—5.2%
ACI Worldwide, Inc. 144A 5.750%, 8/15/26(1)	8,500	8,288
ams-OSRAM AG 144A 7.000%, 7/31/25(1)	5,250	4,636
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	5,750	5,218
144A 6.500%, 10/15/28(1)	5,900	5,044
Veritas U.S., Inc. 144A 7.500%, 9/1/25(1)	5,000	4,057
	Par Value	Value

Information Technology—continued
Viasat, Inc. 144A 5.625%, 9/15/25(1)	$ 1,450	$ 1,405
		28,648

Materials—2.4%
Arconic Corp. 144A 6.000%, 5/15/25(1)	2,000	2,016
Knife River Corp. 144A 7.750%, 5/1/31(1)	620	628
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	10,250	9,152
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	1,085	1,078
		12,874

Real Estate—2.7%
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	4,000	3,675
HAT Holdings I LLC 144A 3.375%, 6/15/26(1)	2,000	1,793
Newmark Group, Inc. 6.125%, 11/15/23	9,197	9,105
		14,573

Utilities—3.8%
Calpine Corp. 144A 5.250%, 6/1/26(1)	1,096	1,059
Ferrellgas LP 144A 5.375%, 4/1/26(1)	4,835	4,497
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)	11,800	10,785
Vistra Operations Co. LLC 144A 5.500%, 9/1/26(1)	4,500	4,330
		20,671

Total Corporate Bonds and Notes (Identified Cost $479,821)		444,021

Leveraged Loans—11.5%
Chemicals—0.9%
Starfruit Finco B.V. (3 month Term SOFR + 2.850%) 7.526%, 10/1/25(4)	1,775	1,772
Trinseo Materials Operating SCA 2018 (3 month LIBOR + 2.000%) 7.538%, 9/6/24(4)	3,426	3,291
		5,063

	Par Value	Value

Consumer Non-Durables—0.6%
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 0.000%, 12/22/26(4)(5)	$ 3,461	$ 3,367
Energy—1.6%
Prairie ECI Acquiror LP (1 month LIBOR + 4.750%) 9.943%, 3/11/26(4)	9,200	9,066
Financials—1.4%
Asurion LLC Tranche B-8 (3 month LIBOR + 3.250%) 8.788%, 12/23/26(4)	7,887	7,583
Gaming / Leisure—1.0%
Carnival Corp. Tranche B (1 month Term SOFR + 3.114%) 8.217%, 6/30/25(4)	5,562	5,550
Health Care—1.3%
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 9.023%, 11/16/25(4)	4,370	4,039
Sotera Health Holdings LLC (3 month Term SOFR + 3.750%) 8.816%, 12/11/26(4)	3,000	2,996
		7,035

Metals / Minerals—0.8%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 9.223%, 7/31/26(4)	4,240	4,172
Service—3.4%
APX Group, Inc. (1 month Term SOFR + 3.364% - 3 month PRIME + 2.250%) 8.455%-10.500%, 7/10/28(4)	9,825	9,811
Pike Corp.
2028 (1 month Term SOFR + 3.114%) 8.217%, 1/21/28(4)	3,000	2,984
2028, Tranche B (1 month Term SOFR + 3.500%) 8.602%, 1/21/28(4)	1,156	1,155
Spin Holdco, Inc. (3 month LIBOR + 4.000%) 9.230%, 3/4/28(4)	1,955	1,669
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Service—continued
Summer BC Bidco B LLC Tranche B-2 (3 month Term SOFR + 4.760%) 10.002%, 12/4/26(4)	$ 2,948	$ 2,760
		18,379

Transportation - Automotive—0.5%
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 8.852%, 5/6/30(4)	2,925	2,915
Total Leveraged Loans (Identified Cost $64,046)		63,130

	Shares
Preferred Stock—1.0%
Industrials—1.0%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.882%(4)	5,235(6)	5,235
Total Preferred Stock (Identified Cost $5,166)		5,235

Common Stocks—0.0%
Energy—0.0%
Cloud Peak Energy, Inc.(7)(8)(9)	40,020	—
Total Common Stocks (Identified Cost $—)		—

Total Long-Term Investments—93.7% (Identified Cost $549,033)		512,386

	Shares	Value

Short-Term Investment—2.3%
Money Market Mutual Fund—2.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.988%)(10)	12,819,892	$ 12,820
Total Short-Term Investment (Identified Cost $12,820)		12,820

TOTAL INVESTMENTS—96.0% (Identified Cost $561,853)		$525,206
Other assets and liabilities, net—4.0%		21,647
NET ASSETS—100.0%		$546,853

Abbreviations:
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $356,807 or 65.2% of net assets.
(2)	100% of the income received was in cash.
(3)	100% of the income received was in PIK.
(4)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	This loan will settle after June 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(6)	Value shown as par value.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Non-income producing.
(9)	All or a portion of the security is restricted.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	84%
Luxembourg	4
United Kingdom	2
Bermuda	2
Cayman Islands	1
Ireland	1
Netherlands	1
Other	5
Total	100%
† % of total investments as of June 30, 2023.
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$444,021	$—	$444,021	$—
Leveraged Loans	63,130	—	63,130	—
Equity Securities:
Preferred Stock	5,235	—	5,235	—
Common Stocks	—	—	—	—(1)
Money Market Mutual Fund	12,820	12,820	—	—
Total Investments	$525,206	$12,820	$512,386	$—(1)

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $2,351 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Common Stocks
Investments in Securities
Balance as of September 30, 2022:	$ 2,919	$ 2,919	$ —(a)
Net realized gain (loss)	(1,020)	(1,020)	—
Net change in unrealized appreciation (depreciation)	1,214	1,214	—
Sales(b)	(762)	(762)	—
Transfers from Level 3(c)	(2,351)	(2,351)	—
Balance as of June 30, 2023	$ —(a)	$ —	$ —(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Includes paydowns on securities.
(c) “Transfers into and/or from” represent the ending value as of June 30, 2023, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS Newfleet Short Duration High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.